F1 Financial risk management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Risk Management [Abstract]
Summary of Capital Objectives-Related Information

Capital objectives-related information, SEK billion
	2019	2018
Free cash ﬂow before M&A	7.6	4.3
Positive net cash	34.5	35.9
Credit rating
Fitch	BBB-, stable	BBB-, stable
Standard & Poor’s	BB+,positive	BB+, stable
Moody´s	Ba2,positive	Ba2, stable

Summary of Net Exposure for Largest Currencies Impact on Sales

The table below presents the net exposure for the largest currencies impact on sales and also net transaction exposure of these currencies on profitability.

Currency exposure, SEK billion
Exposure currency	Sales translation exposure	Sales transaction exposure		Sales net exposure	Incurred cost transaction exposure 1)	Net transaction exposure
USD	72.4	34.2	2)	106.6	(11.3)	22.9
EUR	26.2	9.3		35.5	(5.4)	3.9
CNY	12.6	(0.1)		12.5	(8.0)	(8.1)
INR	8.2	(0.2)		8.0	(1.8)	(2.0)
AUD	7.5	(0.3)		7.2	3.0	2.7
JPY	8.5	—		8.5	4.6	4.6
BRL	5.8	—		5.8	0.8	0.8
SAR	6.7	0.8		7.5	3.2	4.0
GBP	6.0	(0.7)		5.3	0.8	0.1

1)	Transactions in foreign currency – internal sales, internal purchases, external purchases.
2)

Sales transaction exposure in 2019 does not include volume in the cash flow hedge. Based on the outstanding cash flow hedge volume at year end, the hedged sales volume that will occur in 2020 and 2021 are USD 517 million and USD 176 million respectively.

Summary of Sensitivity to Interest Rate Increase of One Basis Point

Sensitivity to interest rate increase of 1 basis point, SEK million 1)
	< 3M	3–12M	1–3Y	3–5Y	>5Y	Total
Interest-bearing assets	—	—	(3)	(2)	(1)	(6)
Interest-bearing liabilities 2)	—	—	3	3	—	6
Derivatives	1	1	(2)	(1)	1	—
Total	1	1	(2)	—	—	—

1)	Excluding changes in credit risk reported in OCI.
2)	Borrowings are included as they are designated FVTPL.

Disclosure of Outstanding Derivatives

Outstanding derivatives

Outstanding derivatives
2019	Gross amount recognized	Offset	Net amount presented		Related amounts not offset – collaterals	Net
Currency derivatives
Assets	155	(54)	101		—	101
Liabilities	(885)	54	(831)	1)	539	(292)
Interest rate derivatives
Assets	77	(36)	41		—	41
Liabilities	(201)	36	(165)		—	(165)

1)	In 2019, currency derivatives designated as cash flow hedge of SEK 290 million are included in Other current liabilities.
Outstanding derivatives
2018	Gross amount recognized	Offset	Net amount presented	Related amounts not offset – collaterals	Net
Currency derivatives
Assets	319	(44)	275	—	275
Liabilities	(637)	44	(593)	—	(593)
Interest rate derivatives
Assets	161	(33)	128	—	128
Liabilities	(327)	33	(294)	—	(294)

Summary of Currency Derivatives Designated as Hedging Instruments

The Company is holding the following currency derivatives designated as hedging instruments:

Foreign exchange forward contracts
2019	< 1 year	1-3 years	Total
Notional Amount (SEK millions)	517	176	693
Average forward rate (SEK/USD)	9.13	8.92	—

Summary of Movements in Allowances for Impairment of Trade Receivables and Contract Assets

Movements in allowances for impairment of trade receivables and contract assets
	2019	2018
Opening balance	4,123	4,575
Decrease (-)/increase (+) in allowance	(737)	420
Write-offs	(382)	(890)
Translation difference	(21)	18
Closing balance 1)	2,983	4,123

1)	Of which SEK 0 (15) million relates to contract assets.

Summary of Aging Analysis of Gross Values by Risk Category

Aging analysis of gross values by risk category at December 31, 2019
Days past due	1–90	91–180	181–360	>360	Total
Country risk: Low	1,347	125	127	313	1,912
Country risk: Medium	891	725	600	819	3,035
Country risk: High	583	365	217	1,315	2,480
Total past due	2,821	1,215	944	2,447	7,427

Summary of Outstanding Customer Finance Credit Exposure

The table below summarizes the Company’s outstanding customer finance as of December 31, 2019 and 2018.

Outstanding customer ﬁnance credit risk exposure 1)
	2019	2018
Fair value of customer ﬁnance credits	3,756	2,883
Financial guarantees for third-parties	24	42
Accrued interest	14	21
Maximum exposure to credit risk	3,794	2,946
Less third-party risk coverage	(309)	(331)
The Company’s risk exposure, less third-party risk coverage	3,485	2,615

1)	This table has been adjusted to show the maximum exposure to credit risk.

Disclosure of Customer Finance Fair Value Reconciliation

Customer ﬁnance fair value reconciliation
	2019	2018
Opening balance	2,884	3,931
Additions	29,732	6,100
Disposals/repayments	(28,032)	(6,200)
Revaluation	(804)	(1,073)
Translation difference	(24)	126
Closing balance	3,756	2,884
Of which non-current	2,262	1,180

Summary of Cash, Cash Equivalents and Interest-Bearing Securities

Cash, cash equivalents, interest bearing securities and derivative assets
2019	Rating or equivalent	< 3 M	3–12 M	1–5 Y	>5 Y	Total
Bank deposits		35,006	309	1	—	35,316
Other financial institutions		294	—	—	—	294
Type of issuer:
Banks		441	213	—	—	654
Governments	AAA	4,028	1,590	8,361	906	14,885
Corporates	A2/P2	5,305	—	—	—	5,305
Mortgage institutes	AAA	278	3,832	11,088	—	15,198
Other financial institutions	A2	490	50	—	—	540
Derivative assets		4	3	135	—	142
		45,846	5,997	19,585	906	72,334

2018	Rating or equivalent	< 3 M	3–12 M	1–5 Y	>5 Y	Total
Bank deposits		32,241	439	7	1	32,688
Type of issuer:
Governments	AAA	7,558	2,269	7,697	947	18,471
Corporates	A2/P2	2,151	1	—	—	2,152
Mortgage institutes	AAA	—	200	15,168	314	15,682
Derivative assets		242	46	10	105	403
		42,192	2,955	22,882	1,367	63,396

Analysis of Financial Liabilities Including Lease Liabilities by Contractual Maturity

The following table shows analysis of financial liabilities, including lease liabilities, by contractual maturity:

2019	< 1 Y	1–3 Y	3–5 Y	>5 Y	Total
Trade payables	30,403	—	—	—	30,403
Lease liabilities	2,766	4,122	2,591	2,291	11,770
Borrowings and loans	9,439	15,197	10,245	2,815	37,696
Derivative liabilities	355	549	35	57	996
	42,963	19,868	12,871	5,163	80,865

2018	< 1 Y	1–3 Y	3–5 Y	>5 Y	Total
Trade payables	29,883	—	—	—	29,883
Borrowings and loans	2,255	13,722	10,735	6,413	33,125
Derivative liabilities	300	148	416	23	887
	32,438	13,870	11,151	6,436	63,895

Summary of Funding Programs

Funding programs 1)
	Amount	Utilized	Unutilized
Euro Medium-Term Note program (USD million)	5,000	1,429	3,571
SEC Registered program (USD million)	2)	1,000	—

1)	There are no financial covenants related to these programs.
2)	Program amount indeterminate.

Summary of Committed Credit Facilities
Committed credit facilities
	Amount	Utilized	Unutilized
Multi-currency revolving credit facility (USD million)	2,000	—	2,000
European Investment Bank (EIB) credit facility (EUR million)	250	—	250

Summary of Financial Instruments, Book Value

Financial instruments, book value
SEK billion	Customer ﬁnance 1)	Trade receivables	Interest- bearing securities	Cash equivalents	Borrowings 2)	Trade payables	Other ﬁnancial assets	Other current receivables	Other current liabilities	2019	2018
Note	B6	B6	F3	H3	F4	B8	F3/B7	B7	B9
Assets at fair value through proﬁt or loss	3.8		26.6	23.9			1.4	1.3		57.0	51.2
Assets at amortized cost			0.5	3.8			0.2			4.5	4.6
Assets at fair value through OCI		43.1								43.1	51.2
Financial liabilities designated at FVTPL					(35.9)					(35.9)	(30.7)
Financial liabilities at FVTPL - held for trading									(1.0)	(1.0)	(0.9)
Financial liabilities at amortized cost					(1.8)	(30.4)				(32.2)	(32.3)
Total	3.8	43.1	27.1	27.7	(37.7)	(30.4)	1.6	1.3	(1.0)	35.5	43.1

1)	Of which non-current customer finance of SEK 2,262 million and current customer finance of SEK 1,494 million.
2)	Of which non-current borrowings of SEK 28,257 million and current borrowings of SEK 9,439 million.